Short-term Bank Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [abstract]
Bank borrowings are guaranteed by certain subsidiaries of the Company	¥ 558,000	$ 85,517	¥ 558,000